Commitments and Contingencies - Guaranteed Payment (Details) - Sales Agency Agreement - USD ($)		3 Months Ended
	Aug. 10, 2022	Sep. 30, 2022
Other Commitments [Line Items]
Market development expenses		$ 165,000
Minimum
Other Commitments [Line Items]
Monthly guaranteed payment	$ 502,500
Sales agency agreement renewal period	1 year
Maximum
Other Commitments [Line Items]
Monthly guaranteed payment	$ 667,500
Sales agency agreement renewal period	5 years